Investment in NMG Ohio LLC	6 Months Ended
Jan. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investment in NMG Ohio LLC

17.       Investment in NMG Ohio LLC

On 31 January 2019, the Company entered into a definitive agreement (“Definitive Agreement”) to acquire 100% ownership of NMG Ohio. The Company will purchase the remaining 70% interest for total cash payments of $1,575,000 and issuance of 3,173,864 common shares of the Company). As at 31 July 2019 the Company had issued 2,380,398 of the 3,173,864 common shares with a fair value of $1,448,805. During the year ended 31 July 2019, the Company made cash payments of $1,181,250. At 31 January 2020, the Definitive Agreement had not closed.

The remaining cash payments totaling $393,750 and the remaining issuance of 793,466 common shares are expected to be paid and issued upon completion of the remaining Definitive Agreement closing items.

Until such time as the Definitive Agreement closes, the Company will continue to account for its 30% ownership interest in NMG Ohio as an investment using the equity method of accounting. During the six months ended 31 January 2020, NMG Ohio recorded net revenues of $2,095,008, expenses of $1,456,508 and a net income of $638,500. The Company recorded an equity in earnings of $191,550 relating to its 30% pro rata share of net income which was included in other items on the statement of operations.

	31 January 2020	31 July 2019

Opening balance	$3,465,902	$77,600
Acquisition costs: Common shares issued to vendors at fair value	—	1,448,805
Acquisition costs: Cash payments to vendors	—	1,181,250
Dispensary build-out related costs	20,429	573,633
License fees	—	100,000
Funds transferred	12,500	—
Funds repaid	(107,429)	—
Equity pickup	191,550	56,466
Foreign exchange	(9,638)	28,148

Total	$3,573,314	$3,465,902

Summarized financial information for NMG Ohio is as follows:

31 January 2020

Current assets	$862,653
Non-current assets	877,993
Total assets	1,740,646

Current liabilities	921,657
Non-current liabilities	—
Total liabilities	921,657

Revenues	2,095,008
Gross profit	910,349
Net income	638,500

Net income attributable to the Company	$191,550